Unaudited Consolidated Statements of Comprehensive Loss (Income) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Net (loss) income	$ (100,129)	$ 123,379	$ (102,652)	$ 104,737
Unrealized loss on qualifying cash flow hedging instruments (note 9)	(6,356)	0	(19,887)	0
Other comprehensive loss	(6,356)	0	(19,887)	0
Comprehensive (loss) income	(106,485)	123,379	(122,539)	104,737
Non-controlling interests in comprehensive (loss) income	2,496	3,638	4,384	7,636
Preferred unitholders' interest in net (loss) income (note 12)	10,314	4,791	21,063	7,510
General and limited partners' interest in comprehensive (loss) income	(119,295)	99,435	(147,986)	79,490
Dropdown Predecessor [Member]
Net (loss) income	$ 0	$ 15,515	$ 0	$ 10,101